Social Security and Other Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Social Security and Other Taxes
Value added tax	€ 557	€ 311
Wage tax	293	932
Total Social Security and Other Taxes	€ 850	€ 1,243